Basis of Presentation and Significant Accounting Policies - Accrued Rebates and Other Accruals (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates and other accruals	$ 4,923	$ 4,282
Trade Accounts Receivable [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates and other accruals	1,352	1,154
Other Current Liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates	2,674	2,261
Other accruals	512	509
Other Noncurrent Liabilities [Member]
Schedule Of Accrued Liabilities [Line Items]
Accrued rebates and other accruals	$ 385	$ 357